Schedule of income tax and social contribution recognized in shareholders' equity (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Income tax and social contribution
Actuarial gains on defined benefit pension plan	[1]	R$ 104,532	R$ 170,604
Estimated losses for deferred income and social contribution tax credits - actuarial gains			(172,520)
Exchange differences on translating foreign operations		(325,350)	(325,350)
Cash flow hedge accounting		1,959,556	1,742,520
Estimated losses for deferred income and social contribution tax credits - cash flow hedge			(1,742,520)
total		R$ 1,738,738	R$ (327,266)

[1]	The Company taxes exchange variations on a cash basis to calculate income tax and social contribution on net income.